------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                               September 30, 1997
                               ------------------




                                   Value Line
                                      U.S.
                                  Multinational
                                     Company
                                   Fund, Inc.


                                     [LOGO]
                                   VALUE LINE
                                    No Load
                                     Mutual
                                     Funds

Value Line U.S. Multinational Company Fund, Inc.


                                                               To Our Value Line
================================================================================

To Our Shareholders:

We are pleased to report that the Value Line U.S. Multinational Company Fund posted superior results in the first half of the fiscal year that will end in March 1998. During this period, the Fund attained a total return (including reinvested dividends) of 31.04%, beating the unmanaged Standard & Poor's 500 Index, with a total return of 26.27%, by almost five percentage points.

The operating environment for U.S. multinational companies has been mixed over the half year since March 31, 1997. The multinationals generally were market leaders during the late spring and early summer, in line with the performance they have generated for the last several years. In July and August, the tide turned for some of these companies (especially in the consumer-products area), as currency devaluations in Southeast Asia produced negative accounting effects, which reduced earnings marginally. In a few cases--Coca-Cola is a prominent example--actual volumes declined in some overseas jurisdictions. On the other hand, many stocks in the technology and energy related areas and elsewhere remained stellar performers throughout the period.

As this letter is going to press, stock markets worldwide are reacting to the broad selloff on the Hong Kong Stock Exchange, and on other exchanges throughout parts of Asia. We don't know how this drama will eventually play out, but we remain convinced that a portfolio of multinational stocks, with diversified exposure to a number of economies around the globe, should continue to produce superior returns over the long term. And selecting those securities according to the principles of the Value Line Timeliness Ranking System--with its 32-year record of identifying stocks with greater appreciation potential--ought to improve the U.S. Multinational Company Fund's long-term return substantially.

We appreciate your confidence in Value Line, and we intend to continue to offer high-quality vehicles for growth investing.


                                        Sincerely,


                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        Chairman and President

November 5, 1997


--------------------------------------------------------------------------------
2

                                Value Line U.S. Multinational Company Fund, Inc.


U.S. Multinational Company Fund Shareholders
================================================================================

Economic Observations

In contrast to many parts of the world, the basic underpinnings of the U.S. economy appear to be quite sound as we wend our way through the latter stages of this year and look ahead to 1998. Here's a rundown:

Economic Growth: After a strong opening half of the year, in which growth exceeded 4%, the economy seems to be proceeding at a less frenetic pace. Importantly, this more modest rate of business improvement should prove equally sustainable. Overall, we see the domestic economy moving ahead at a 2.4%-2.6% rate during the closing months of 1997, and then proceeding at a somewhat slower 2.0%-2.3% in 1998. We now believe that the evolving financial crises in Southeast Asia and in other parts of the world will not have a material dampening effect on this country's economic health.

Inflation: Here, too, moderation should be a prevailing theme, with prices likely to continue rising at a subdued pace in the months ahead. The ongoing lack of serious labor and raw materials shortages underscore much of our optimism on the pricing front.

Interest Rates: As has been the case with the economy and inflation, interest rates--specifically their ongoing stability--have been a pivotal source of support for the financial markets in this country. But will rates continue to provide support? The answer here will depend largely on the upcoming levels of economic growth and inflation. Should both remain at moderate, non-threatening levels, as we expect, the Federal Reserve will probably keep interest rates where they are into at least the early part of 1998.


Performance Data:*

                                                                         Total
                                                                         Return
                                                                         ------
1 Year ended September 30, 1997 .....................................    31.42%
From November 17, 1995+ to
  September 30, 1997 ................................................    30.22%


+    Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance.


--------------------------------------------------------------------------------
                                                                               3

Value Line U.S. Multinational Company Fund, Inc.


Schedule of Investments (unaudited)
================================================================================

  Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS (91.7%)
               ADVERTISING (1.2%)
     4,600     Omnicom Group, Inc.................................   $   334,650

               AIR TRANSPORT (1.2%)
     9,000     Air Express International
                   Corp...........................................       328,500

               AUTO & TRUCK (1.4%)
     7,000     Paccar, Inc........................................       392,000

               BANK (2.8%)
     5,000     Bank of Boston Corp................................       442,187
     2,500     Citicorp...........................................       334,844
                                                                     -----------
                                                                         777,031

               BEVERAGE-SOFT
                 DRINK (2.3%)
     6,000     Coca-Cola Co.......................................       365,625
     9,600     Coca-Cola Enterprises, Inc.........................       258,600
                                                                      ----------
                                                                         624,225

               CHEMICAL-SPECIALTY
                 (1.4%)
     7,500     Praxair, Inc.......................................       383,906

               COAL/ALTERNATE
                 ENERGY (1.4%)
     9,000     AES Corp.*.........................................       393,750

               COMPUTER &
                 PERIPHERALS (16.9%)
     7,500     Adaptec, Inc.*.....................................       350,625
     7,000     Cisco Systems, Inc.*...............................       511,438
     5,500     Compaq Computer Corp.*.............................       411,125
     8,000     Dell Computer Corp.*...............................       775,000
     9,000     EMC Corp.*.........................................       525,375
    20,000     Gateway 2000, Inc.*................................       628,750
     4,000     International Business
                   Machines Corp..................................       423,750
    10,000     Newbridge Networks Corp.*..........................       598,750
     8,000     Sun Microsystems, Inc.*............................       374,500
                                                                     -----------
                                                                       4,599,313

               COMPUTER SOFTWARE
                 & SERVICES (9.8%)
     6,500     BMC Software, Inc.*................................       420,875
    10,500     Computer Associates
                   International, Inc.............................       754,031
     5,500     McAfee Associates, Inc.*...........................       291,500
     3,000     Microsoft Corp.*...................................       396,937
     9,750     Oracle Corp.*......................................       355,266
    10,000     Parametric Technology
                   Corp.*.........................................       441,250
                                                                     -----------
                                                                       2,659,859

               DIVERSIFIED
                 COMPANIES (1.3%)
     8,400     AlliedSignal, Inc..................................       357,000

               DRUG (5.5%)
     4,000     Lilly (Eli) & Co...................................       481,750
     3,000     Merck & Co., Inc...................................       299,812
     6,000     Pfizer, Inc........................................       360,375
     7,000     Schering-Plough Corp...............................       360,500
                                                                     -----------
                                                                       1,502,437

               ELECTRICAL
                 EQUIPMENT (1.8%)
     7,000     General Electric Co................................       476,438

               FINANCIAL SERVICES
                 (1.1%)
     3,200     Franklin Resources, Inc............................       298,000

--------------------------------------------------------------------------------
4

                                Value Line U.S. Multinational Company Fund, Inc.


                                                              September 30, 1997
================================================================================

  Shares                                                               Value
--------------------------------------------------------------------------------
               FOREIGN
                 TELECOMMUNICATIONS
                 (1.4%)
     3,600     Northern Telecom Ltd...............................   $   374,175

               HOUSEHOLD
                 PRODUCTS (1.1%)
     4,400     Procter & Gamble Co................................       303,875

               INSURANCE-
                 DIVERSIFIED (2.6%)
     3,600     American International
                   Group, Inc.....................................       371,475
     1,800     CIGNA Corp.........................................       335,250
                                                                     -----------
                                                                         706,725

               MACHINERY (2.6%)
     8,000     Caterpillar, Inc...................................       431,500
     5,200     Deere & Co.........................................       279,500
                                                                     -----------
                                                                         711,000

               MEDICAL SUPPLIES (6.1%)
     4,000     Boston Scientific Corp.*...........................       220,750
     9,000     Guidant Corp.......................................       504,000
     8,000     Johnson & Johnson..................................       461,000
    10,000     Medtronic Inc......................................       470,000
                                                                     -----------
                                                                       1,655,750

               OILFIELD SERVICES/
                 EQUIPMENT (11.3%)
    10,000     BJ Services Co.*...................................       742,500
     7,500     Ensco International, Inc...........................       295,781
     6,000     Smith International, Inc.*.........................       466,125
     8,000     Tidewater, Inc.....................................       474,000
    12,000     Transocean Offshore, Inc...........................       575,250
     6,000     Western Atlas, Inc.*...............................       528,000
                                                                     -----------
                                                                       3,081,656

               PACKAGING &
                 CONTAINER (1.5%)
    12,000     Owens-Illinois, Inc.*..............................       407,250

               RAILROAD (1.1%)
     9,500     Wisconsin Central
                   Transportation Corp.*..........................       302,219

               RETAIL-SPECIAL
                 LINES (1.6%)
    10,000     Tiffany & Co.......................................       425,000

               SEMICONDUCTOR (3.4%)
    10,000     Intel Corp.........................................       923,125

               SEMICONDUCTOR-
                 CAPITAL EQUIPMENT
                 (1.4%)
     4,000     Applied Materials, Inc.*...........................       381,000

               SHOE (2.6%)
     8,000     NIKE, Inc. Class "B"...............................       424,000
    11,250     Wolverine World Wide, Inc..........................       284,063
                                                                     -----------
                                                                         708,063

               TELECOMMUNICATIONS
                 EQUIPMENT (2.1%)
     9,750     Andrew Corp.*......................................       255,328
     6,400     Tellabs, Inc.*.....................................       329,600
                                                                     -----------
                                                                         584,928

               TELECOMMUNICATION
                 SERVICES (3.2%)
    10,000     AirTouch Communications,
                   Inc.*..........................................       354,375
    14,400     WorldCom, Inc.*....................................       509,400
                                                                      ----------
                                                                         863,775

--------------------------------------------------------------------------------
                                                                               5

Value Line U.S. Multinational Company Fund, Inc.


Schedule of Investments (unaudited)                           September 30, 1997
================================================================================

  Shares                                                               Value
--------------------------------------------------------------------------------
               TOILETRIES/COSMETICS
                 (1.6%)
     5,000     Gillette Co........................................   $   431,563
                                                                     -----------

               TOTAL COMMON STOCKS
               AND TOTAL INVESTMENT
               SECURITIES (91.7%)
               (Cost $17,555,877) ................................    24,987,213
                                                                      ----------

Principal
 Amount                                                                Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.1%)
               (including accrued interest)
$2,200,000     Collateralized by $1,805,000
               U.S. Treasury Notes 8 1/2%,
               due 2/15/20, with a value of
               $2,256,815 (with Goldman,
               Sachs & Co., Inc. 6.05%,
               dated 9/30/97, due 10/1/97,
               delivery value $2,200,370) ........................   $ 2,200,370
CASH AND OTHER ASSETS OVER
LIABILITIES (0.2%) ...............................................        53,110
                                                                     -----------
TOTAL NET ASSETS (100%)  .........................................   $27,240,693
                                                                     ===========
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE, PER
OUTSTANDING SHARE
  ($27,240,693 / 1,685,128
  shares outstanding) ............................................   $     16.17
                                                                     ===========
* Non-income producing



See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                Value Line U.S. Multinational Company Fund, Inc.


Statement of Assets and Liabilities
at September 30, 1997 (unaudited)
================================================================================
Assets:
Investment securities, at value
  (Cost-$17,555,877) .......................................       $ 24,987,213
Repurchase agreement
  (Cost-$2,200,370) ........................................          2,200,370
Cash .......................................................             56,450
Deferred organization costs (note 2) .......................             32,548
Dividends receivable .......................................              9,966
                                                                   ------------
    Total Assets ...........................................         27,286,547
                                                                   ------------
Liabilities:
Payable for capital shares
  repurchased ..............................................              2,000
Accrued expenses:
  Advisory fee payable .....................................             16,711
  Service and Distribution Plan fees .......................              5,575
  Other ....................................................             21,568
                                                                   ------------
    Total Liabilities ......................................             45,854
                                                                   ------------
Net Assets .................................................       $ 27,240,693
                                                                   ============

Net Assets consist of:
Capital stock, at $.01 par value
  (authorized 50,000,000,
  outstanding 1,685,128 shares) ............................       $     16,851
Additional paid-in capital .................................         18,980,339
Accumulated investment loss-net ............................            (76,571)
Accumulated net realized gain
  on investments ...........................................            888,738
Unrealized net appreciation of
  investments ..............................................          7,431,336
                                                                   ------------
Net Assets .................................................       $ 27,240,693
                                                                   ============

Net Asset Value, Offering and
    Redemption Price, per
    Outstanding Share
    ($27,240,693 / 1,685,128
    shares outstanding) ....................................       $      16.17
                                                                   ============


Statement of Operations
for the six months ended September 30, 1997 (unaudited)
================================================================================

Investment Income:
Interest income ............................................        $    61,386
Dividend income (Net of foreign
  withholding taxes of $162) ...............................             60,011
                                                                    -----------
    Total Income ...........................................            121,397
                                                                    -----------
Expenses:
Advisory fee ...............................................             86,771
Service and distribution plan
  fee (note 5) .............................................             28,923
Auditing and legal fees ....................................             17,385
Accounting and bookkeeping fees ............................             16,195
Custodian fees .............................................             16,195
Registration and filing fees ...............................             10,320
Directors' fees and expenses ...............................              9,150
Printing ...................................................              6,405
Amortization of deferred organization
  costs (note 2) ...........................................              5,214
Insurance, dues and other ..................................              2,050
Transfer agent .............................................              1,830
                                                                    -----------
    Total Expenses before
      Custody Credits ......................................            200,438
    Less: Custody Credits ..................................             (2,470)
                                                                    -----------
    Net Expenses ...........................................            197,968
                                                                    -----------
Investment Loss--Net .......................................            (76,571)
                                                                    -----------
Realized and Unrealized Gain on
  Investments--Net:
    Realized Gain--Net .....................................            164,418
    Change in Unrealized
      Appreciation .........................................          5,711,794
                                                                    -----------
Net Realized Gain and Net Unrealized
  Appreciation of Investments ..............................          5,876,212
                                                                    -----------
Net Increase in Net Assets
  from Operations ..........................................        $ 5,799,641
                                                                    ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                               7

Value Line U.S. Multinational Company Fund, Inc.


Statement of Changes in Net Assets
for the six months ended September 30, 1997 (unaudited) and for the year ended March 31, 1997
================================================================================

                                                                        Six Months Ended    Year Ended
                                                                       September 30, 1997    March 31,
                                                                           (unaudited)         1997
                                                                        ------------------------------
Operations:
  Investment (loss) income--net ......................................   $   (76,571)     $   140,782
  Realized gain on investments--net ..................................       164,418          986,627
  Net change in unrealized appreciation of investments ..............      5,711,794          988,551
                                                                         ----------------------------
  Net increase in net assets from operations.........................      5,799,641        2,115,960
                                                                         ----------------------------

Distributions to Shareholders:
  Investment income--net .............................................          --           (179,489)
  Realized gains--net ................................................          --            (13,147)
                                                                         ----------------------------
                                                                                --           (192,636)
                                                                         ----------------------------

Capital Share Transactions:
  Proceeds from sale of shares ......................................      3,960,525        4,016,641
  Proceeds from reinvestment of distributions to shareholders........           --           192,342
  Cost of shares repurchased ........................................       (600,433)        (498,959)
                                                                         ----------------------------
  Increase from capital share transactions ..........................      3,360,092        3,710,024
                                                                         ----------------------------

Total Increase ......................................................      9,159,733        5,633,348

Net Assets:
  Beginning of period ...............................................     18,080,960       12,447,612
                                                                         ----------------------------
  End of period .....................................................    $27,240,693      $18,080,960
                                                                         ============================


Accumulated investment (loss) income-net, at end of period ..........    $   (76,571)     $      --
                                                                         ============================



See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                Value Line U.S. Multinational Company Fund, Inc.


Notes to Financial Statements (unaudited)                     September 30, 1997
================================================================================

1. Significant Accounting Policies

Value Line U.S. Multinational Company Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company whose primary investment objective is maximum total return. The Fund invests primarily in common stock or securities convertible into common stock of U.S. companies that have significant sales from international operations.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2. Organization Cost

Costs of $52,030 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized on a straight-line basis over 60 months, beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be


--------------------------------------------------------------------------------
                                                                               9

Value Line U.S. Multinational Company Fund, Inc.


Notes to Financial Statements (unaudited)                     September 30, 1997
================================================================================

reduced by a pro rata portion of any unamortized, deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. Capital Share Transactions

Transactions in capital stock were as follows:

                                                       Six Months
                                                          Ended          Year
                                                      September 30,      Ended
                                                          1997         March 31,
                                                       (unaudited)       1997
                                                       -------------------------
Shares sold ....................................         259,584        311,397
Shares issued to shareholders
  in reinvestment of
  dividends ....................................            --           14,727
                                                       -------------------------
                                                         259,584        326,124
Shares repurchased .............................          40,171         40,083
                                                       -------------------------
Net increase ...................................         219,413        286,041
                                                       =========================

4. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                                     Six Months
                                                                       Ended
                                                                  Sept. 30, 1997
                                                                    (unaudited)
                                                                  --------------
PURCHASES:
  Investment Securities .......................................     $8,102,919
                                                                    ==========
SALES:
  Investment Securities .......................................     $5,524,899
                                                                    ==========

At September 30, 1997, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $19,756,247. The aggregate appreciation and depreciation of investments at September 30, 1997, based on a comparison of investment values and their costs for federal income tax purposes, was $7,505,020 and $73,684, respectively, resulting in a net appreciation of $7,431,336.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An Advisory fee of $86,771 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six month period ended September 30, 1997. The fee is computed at the rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $28,923 for the six month period ended September 30, 1997 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and the Distributor are also officers and a director of the Fund.

During the six months ended September 30, 1997, the Fund paid brokerage commissions totaling $7,845 to the Distributor, which clears its transactions through unaffiliated brokers.

At September 30, 1997, the Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 1,463,277 shares of the Fund's capital stock, representing 86.8% of the outstanding shares. In addition, officers and directors of the Fund owned 113,036 shares of capital stock, representing 6.7% of the outstanding shares.

--------------------------------------------------------------------------------
10

                                Value Line U.S. Multinational Company Fund, Inc.


Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                                                          Six Months                        November 17, 1995
                                                            Ended                            (commencement of
                                                        Sept. 30, 1997     Year Ended         operations) to
                                                          (unaudited)     March 31, 1997      March 31, 1996
                                                        ------------------------------------------------------
Net asset value, beginning of period .............          $12.34            $10.55            $10.00
                                                            --------------------------------------------------

Income from investment operations:
  Net investment (loss) income ...................            (.05)              .12(1)            .07(1)
  Net gains or losses on securities (both realized
    and unrealized)...............................            3.88              1.82               .52
                                                        ------------------------------------------------------
  Total from investment operations ...............            3.83              1.94               .59
                                                        ------------------------------------------------------

Less distributions:
  Dividends from net investment income ...........              --              (.14)             (.04)
  Distributions from realized capital gains.......              --              (.01)              --
                                                        ------------------------------------------------------
  Total distributions ............................              --              (.15)             (.04)
                                                        ------------------------------------------------------
Net asset value, end of period ...................          $16.17            $12.34            $10.55
                                                        ======================================================

Total return  ....................................           31.04%+           18.36%             5.93%+
                                                        ======================================================

Ratios/Supplemental Data:
Net assets end of period (in thousands) ..........         $27,241           $18,081           $12,448
Ratio of operating expenses to average net assets.            1.75%*            1.97%(2)(4)       2.45%*(2)(4)
Ratio of net investment (loss) income to
  average net assets..............................           (0.67)%*          (0.64)%(2)(4)     (0.32)%*(2)(4)
Portfolio turnover rate...........................              27%+              56%               17%+
Average commission rate paid per share of
  common stock investments purchased/ sold........          $.0491            $.0495(3)            --

(1) Net of custody fee credits, expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund for the periods ended March 31, 1997 and 1996 investment loss- net per share would have been $(.07) and $(.001) respectively.

(2) Due to the reimbursement of expenses and waiver of fees by the Adviser, data are not indicative of future periods.

(3) Disclosure effective for fiscal years beginning on or after September 1, 1995.

(4) Before custody fee credits, expense reimbursement and fees waived by the Adviser. After expense reimbursement and fees waived for the periods ended March 31, 1997 and 1996 ratio of expenses to average net assets was 0.40% and 0%+ respectively; and ratio of net investment income to average net assets was 0.93% and 2.13%* respectively.

+    Not annualized

*    Annualized


See Notes to Financial Statements.

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                                                                              11

                         The Value Line Family of Funds

1950--The Value Line Fund seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred, variable annuity, or Value Plus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
12

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      Francis C. Oakley
                      Marion N. Ruth
                      Frances T. Newton

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Alan N. Hoffman
                      Vice President
                      Michael Romanowski
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                       VLF709215